SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 29, 2019 USD ($) shares	Dec. 30, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	106,000	102,000
Granted (in shares) | shares	18,000	20,000
Granted for dividends declared (in shares) | shares	1,000	2,000
Settled through the issuance of common shares (in shares) | shares	(11,000)
Forfeited (in shares) | shares		(18,000)
Number, outstanding, end of fiscal year (in shares) | shares	114,000	106,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 30.82	$ 30.46
Granted (in dollars per share) | $	31.51	30.10
Granted for dividends declared (in dollars per share) | $	34.14	29.94
Settled through the issuance of common shares (in dollars per share) | $	25.97
Forfeited (in dollars per shares) | $		27.93
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 31.42	$ 30.82